Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Liabilities Subject to Compromise) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Accrued interest on notes, loans and other debt	$ 745	$ 804
Trade accounts payable and other expected allowed claims	238	269
Liabilities Subject to Compromise	37,786	37,432
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Notes, loans and other debt	640	1,577
Accrued interest on notes, loans and other debt	20	57
Tax sharing liability	0	212
Trade accounts payable and other expected allowed claims	49	52
Advances and other payables to affiliates	700	1
Liabilities Subject to Compromise	$ 1,409	$ 1,899